Income and other taxes	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Income and other taxes	Income and other taxes
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from operations before taxes. These differences result from the following items:

	2020	2019
	$	$

Income from continuing operations before taxes	1,034,428	482,389
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	279,296	130,245

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	54,294	15,997
Future withholding tax	24,300	—
Non-deductible expenditures	29,499	26,364
Losses for which no tax benefit has been recorded	4,487	527
Benefit of tax incentives	(19,185)	(11,474)
Withholding tax	13,682	7,278
Change due to foreign exchange	(23,718)	5,550
Non-taxable portions of gains	(3,073)	—
Change in accruals for tax audits	2,757	—
Amounts over provided for in prior years	(324)	(957)
Income tax expense	362,015	173,530

Current income tax, withholding and other taxes	309,913	114,449
Deferred income tax expense	52,102	59,081
Income tax expense	362,015	173,530

Included in current income tax expense for the year-ended December 31, 2020, is $49 million (2019 - $20 million), related to the State of Mali's 10% priority dividend on its free carried interest in the Fekola Mine. This priority dividend is accounted for as an income tax in accordance with IAS 12, Income Taxes.

During the year ended December 31, 2020, the company recorded a deferred tax expense of $24 million related to future withholding tax expected to be incurred on retained earnings the Company is planning to repatriate from its foreign subsidiaries in the foreseeable future. As a result of higher gold prices, the Company's foreign subsidiaries have begun to accumulate earnings in excess of their expected needs for reinvestment. The deferred tax expense will eventually be a current tax expense as dividends from foreign subsidiaries and the associated withholding taxes are paid.

Deferred tax liabilities of approximately $99 million (2019 – $70 million) have not been recognized on the repatriation of earnings from foreign subsidiaries where the Company controls the timing of the reversal of the temporary differences but it is probable that such differences will not reverse in the foreseeable future.

Total income tax expense attributable to geographical jurisdiction is as follows:

	2020	2019
	$	$

Mali	215,115	103,049
Philippines	83,904	46,046
Namibia	63,879	23,807
Other	(883)	628
	362,015	173,530
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2020	As at December 31, 2019	2020	2019
	$	$	$	$

Operating loss carry-forwards	21,105	13,454	(7,651)	13,794
Current assets and liabilities	5,005	7,678	2,673	(1,682)
Mining interests	(226,571)	(181,230)	45,341	42,755
Mine restoration provisions	30,445	24,910	(5,535)	(3,013)
Future withholding tax	(24,300)	—	24,300	—
Unrealized gains	(3,085)	(10,118)	(7,033)	10,118
Other	1,045	1,052	7	(2,891)
	(196,356)	(144,254)	52,102	59,081

Represented on the balance sheet as:

	2020	2019
	$	$

Deferred tax asset	(24,547)	(1,336)
Deferred tax liability	220,903	145,590
Balance, end of year	196,356	144,254

The Company has the following unrecognized deferred tax assets:

	2020	2019
	$	$

Capital and non-capital tax losses	117,734	117,837
Current assets	864	—
Long-term debt	6,449	—
Mining interests and other	2,524	5,045
	127,571	122,882

The Company has not recognized the potential deferred tax assets of $128 million (2019 - $123 million) as it is not probable that future taxable profits will be available against which the Company can utilize the potential deferred tax assets.

The change for the year in the Company’s net deferred tax liability was as follows:

	2020	2019
	$	$

Balance, beginning of year	144,254	92,477

Deferred income tax expense	52,102	59,081
Deferred income tax expense included with the results from discontinued operations	—	3,264
Deferred tax payable included in the sale of the Nicaraguan Group	—	(10,568)
	52,102	51,777
Balance, end of year	196,356	144,254
At December 31, 2020, the Company had non-capital tax losses which are not recognized as deferred tax assets. The Company recognizes the tax benefit of the non-capital tax losses only to the extent of anticipated future taxable income that can be reduced by non-capital tax losses. The gross amount of the non-capital tax losses for which a tax benefit has not been recorded are $282 million (2019 - $262 million) in Canada which expire between 2027 and 2040, and $17 million (2019 - $3 million) in Colombia which have no expiry date .

At December 31, 2020 the Company had capital losses in Canada of $326 million which have no expiry date and can be applied against future capital gains. No deferred income tax asset has been recorded with respect to these losses.

The Gramalote Joint Venture received notice from the Colombian Tax Office (DIAN) that it disagreed with the Joint Venture’s tax treatment of certain items in the 2013 and 2014 income tax returns, resulting in assessments with additional income taxes and penalty fines. These assessments are currently being appealed by the Gramalote Joint Venture and the outcome of these appeals cannot be determined at this time. The Company does not believe that its share of any taxes payable under the assessments are material and no provision for any amounts that may be payable have been recorded at this time, pending the outcome of the appeal process.

During the year ended December 31, 2020 the Company paid $217 million (2019 - $128 million) of current income tax, withholding and other taxes in cash.